Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Change in fair value of the derivative instruments	$ 29.2	$ 15.1	$ (95.8)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	18.8	6.7	(3.8)
Foreign exchange swaps
Derivative financial instruments
Change in fair value of the derivative instruments	$ 10.4	8.2	(92.2)
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments		$ 0.2	$ 0.2